UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $89,650 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     1387    69231 SH       SOLE                                      69231
AMAZON COM INC                 COM              023135106     2680    24530 SH       SOLE                                      24530
APPLE INC                      COM              037833100     4746    18868 SH       SOLE                                      18868
CATERPILLAR INC DEL            COM              149123101     2285    38040 SH       SOLE                                      38040
CHEVRON CORP                   COM              166764100     3589    52886 SH       SOLE                                      52886
CISCO SYSTEMS INC              COM              17275R102     2000    93837 SH       SOLE                                      93837
CLOROX CO                      COM                             535     8600 SH       SOLE                                       8600
COCA-COLA CO                   COM              191216100      331     6600 SH       SOLE                                       6600
CORNING INC                    COM              219350105     5426   335953 SH       SOLE                                     335953
COVANCE INC                    COM              222816100     2229    43434 SH       SOLE                                      43434
DR HORTON INC.                 COM              23331A109      788    80175 SH       SOLE                                      80175
ELMIRA SAVINGS BANK            COM              289660102     3066   180328 SH       SOLE                                     180328
EMC CORP                       COM              268648102     2434   133025 SH       SOLE                                     133025
EQUINIX INC                    COM              29444U502      869    10695 SH       SOLE                                      10695
EXXON MOBIL CORP               COM              30231G102     2332    40868 SH       SOLE                                      40868
GENERAL ELECTRIC CO            COM              369604103     3035   210498 SH       SOLE                                     210498
GOLDMAN SACHS GROUP INC        COM              38141G104     1083     8250 SH       SOLE                                       8250
INTEL CORP                     COM              458140100     3389   174256 SH       SOLE                                     174256
INTL BUSINESS MACHINES         COM              459200101     2213    17922 SH       SOLE                                      17922
INTUITIVE SURGICAL             COM              46120E602     5096    16147 SH       SOLE                                      16147
JACOBS ENGINEERING GROUP INC   COM              469814107      281     7724 SH       SOLE                                       7724
JOHNSON & JOHNSON              COM              478160104     2223    37648 SH       SOLE                                      37648
KRAFT FOODS INC                COM              50075N104      609    21744 SH       SOLE                                      21744
MCDERMOTT INTL INC             COM              580037109     2851   131647 SH       SOLE                                     131647
MEDTRONIC INC                  COM              585055106     1971    54350 SH       SOLE                                      54350
MICRON TECHNOLOGY INC          COM              595112103     1054   124175 SH       SOLE                                     124175
MICROSOFT CORP                 COM              594918104     2126    92399 SH       SOLE                                      92399
MONSANTO CO NEW                COM              61166W101     2840    61450 SH       SOLE                                      61450
NATIONAL OILWELL VARCO INC     COM              637071101      425    12850 SH       SOLE                                      12850
PEPSICO INC                    COM              713448108     1114    18281 SH       SOLE                                      18281
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1303    28416 SH       SOLE                                      28416
QUALCOMM INC                   COM              747525103     2179    66350 SH       SOLE                                      66350
ROYAL DUTCH SHELL B ADR        COM              780259107      602    12476 SH       SOLE                                      12476
SCHLUMBERGER LTD               COM              806857108     1853    33475 SH       SOLE                                      33475
TARGET CORP                    COM              87612E106      368     7475 SH       SOLE                                       7475
UNITED TECHNOLOGIES            COM              913017109     1594    24551 SH       SOLE                                      24551
VALERO ENERGY CORP             COM              91913Y100     2462   136912 SH       SOLE                                     136912
VERIZON COMMUNICATIONS         COM              92343V104     2826   100863 SH       SOLE                                     100863
WD-40 CO                       COM              929236107      700    20950 SH       SOLE                                      20950
ZIMMER HOLDINGS, INC           COM              98956P102     2393    44270 SH       SOLE                                      44270
ISHARES MSCI AUSTRALIA INDEX F                  464286103      766    40370 SH       SOLE                                      40370
ISHARES MSCI BRAZIL INDEX FUND                  464286400      912    14750 SH       SOLE                                      14750
ISHARES NASDAQ BIOTECH INDX                     464287556     1506    19430 SH       SOLE                                      19430
ISHARES TR COMEX GOLD                           464285105     1558   128050 SH       SOLE                                     128050
UTILITIES SELECT SECTOR SPDR                    81369Y886      869    30750 SH       SOLE                                      30750
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     2075    58480 SH       SOLE                                      58480
ISHARES TR COMEX GOLD                           464285105      676    55530 SH       SOLE                                      55530